Schedule of investments
Delaware Ivy VIP Asset Strategy
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.52%
Fannie Mae Interest Strip Series 413 C35 4.50% 10/25/40 Σ	1,364,099	$ 215,176
Fannie Mae REMICs
Series 2015-18 NS 5.663% (6.12% minus LIBOR01M, Cap 6.12%) 4/25/45 Σ, •	1,265,601	216,105
Series 2015-37 SB 5.163% (5.62% minus LIBOR01M, Cap 5.62%) 6/25/45 Σ, •	2,606,513	371,726
Series 2016-22 ST 5.643% (6.10% minus LIBOR01M, Cap 6.10%) 4/25/46 Σ, •	3,042,138	388,351
Series 2016-48 US 5.643% (6.10% minus LIBOR01M, Cap 6.10%) 8/25/46 Σ, •	3,119,951	429,875
Series 2017-33 AI 4.50% 5/25/47 Σ	1,257,514	212,389
Series 2018-44 DS 5.793% (6.25% minus LIBOR01M, Cap 6.25%) 6/25/48 Σ, •	6,002,628	850,654
Series 2019-13 IP 5.00% 3/25/49 Σ	834,149	147,880
Series 4740 SB 5.753% (6.15% minus LIBOR01M, Cap 6.15%) 11/15/47 Σ, •	1,280,807	185,014

Freddie Mac Strips Series 303 C28 4.50% 1/15/43 Σ	2,606,898	484,961
Total Agency Collateralized Mortgage Obligations (cost $4,081,766)		3,502,131

Agency Commercial Mortgage-Backed Securities — 0.79%
Fannie Mae Series 2017-M2 A2 2.80% 2/25/27 •	1,798,690	1,813,559
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103 X1 0.639% 11/25/29 •	2,021,563	84,859
Series K115 X1 1.327% 6/25/30 •	1,794,723	160,856
FREMF Mortgage Trust
Series 2016-K60 B 144A 3.54% 12/25/49 #, Σ, •	2,751,000	2,697,708
	Principal amount°	Value (US $)

Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2018-K73 B 144A 3.853% 2/25/51 #, Σ, •	600,000	$ 601,879
Total Agency Commercial Mortgage-Backed Securities (cost $5,793,975)		5,358,861

Agency Mortgage-Backed Securities — 4.68%
Fannie Mae S.F. 15 yr 2.50% 4/1/36	2,415,148	2,390,543
Fannie Mae S.F. 30 yr
2.00% 12/1/50	3,310,880	3,083,784
2.00% 1/1/51	2,715,911	2,541,604
2.00% 10/1/51	3,519,215	3,270,872
2.50% 7/1/50	3,964,990	3,795,378
3.00% 8/1/50	849,843	834,514
3.50% 8/1/48	4,533,181	4,600,331
3.50% 11/1/49	4,925,022	4,973,025

Freddie Mac S.F. 30 yr 2.50% 1/1/51	1,562,645	1,496,335
GNMA II S.F. 30 yr 3.50% 6/20/50	4,591,714	4,626,394
Total Agency Mortgage-Backed Securities (cost $34,008,278)		31,612,780

Corporate Bonds — 24.74%
Banking — 8.38%
Australia & New Zealand Banking Group 144A 2.57% 11/25/35 #, μ	1,881,000	1,643,891
Banco de Credito del Peru
144A 3.125% 7/1/30 #, μ	1,938,000	1,826,420
144A 3.25% 9/30/31 #, μ	2,000,000	1,858,970
Banco Santander
1.722% 9/14/27 μ	1,000,000	904,679
1.849% 3/25/26	2,000,000	1,872,089

Banco Santander Mexico 144A 5.375% 4/17/25 #	702,000	733,379
Bank of America
2.551% 2/4/28 μ	95,000	90,864
2.972% 2/4/33 μ	45,000	42,213
4.375% 1/27/27 μ, ψ	45,000	42,404

BNP Paribas 144A 4.625% 3/13/27 #	3,610,000	3,696,361
BPCE 144A 2.277% 1/20/32 #, μ	2,000,000	1,759,188
Citigroup
1.122% 1/28/27 μ	2,500,000	2,296,681
3.057% 1/25/33 μ	140,000	130,956
3.07% 2/24/28 μ	115,000	112,133
NQ-IV090 [3/22] 5/22 (2218497)    1

Schedule of investments
Delaware Ivy VIP Asset Strategy (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Agricole
144A 1.907% 6/16/26 #, μ	2,657,000	$ 2,511,080
144A 8.125% 12/23/25 #, μ, ψ	2,000,000	2,230,300

Credit Suisse Group 144A 2.193% 6/5/26 #, μ	1,654,000	1,555,008
Deutsche Bank 2.129% 11/24/26 μ	2,000,000	1,856,308
DNB Bank 144A 1.535% 5/25/27 #, μ	1,500,000	1,381,291
Goldman Sachs Group
1.542% 9/10/27 μ	60,000	54,919
3.102% 2/24/33 μ	45,000	42,464
3.615% 3/15/28 μ	170,000	169,974
HSBC Holdings
2.206% 8/17/29 μ	1,000,000	900,991
4.60% 12/17/30 μ, ψ	1,101,000	985,395
6.375% 9/17/24 *, μ, ψ	2,000,000	2,064,500
ING Groep
3.875% 5/16/27 μ, ψ	1,000,000	875,000
4.25% 5/16/31 *, μ, ψ	1,000,000	853,750
6.875% 4/16/22 μ, ω	2,681,000	2,687,316
Intesa Sanpaolo
144A 3.25% 9/23/24 #	700,000	693,667
144A 3.875% 7/14/27 #	2,351,000	2,296,857

JPMorgan Chase & Co. 2.963% 1/25/33 μ	165,000	155,725
Macquarie Bank 144A 3.624% 6/3/30 #	436,000	411,563
Morgan Stanley
2.475% 1/21/28 μ	70,000	66,837
2.484% 9/16/36 μ	1,500,000	1,288,530

Nordea Bank 144A 3.75% 3/1/29 #, μ, ψ	1,000,000	860,830
Societe Generale
144A 1.488% 12/14/26 #, μ	2,000,000	1,810,466
144A 1.792% 6/9/27 #, μ	1,000,000	902,477

Standard Chartered 144A 4.30% 2/19/27 #	3,000,000	3,015,336
State Street 2.203% 2/7/28 μ	140,000	134,314
Svenska Handelsbanken 4.75% 3/1/31 μ, ψ	2,000,000	1,933,298
Swedbank 5.625% 9/17/24 μ, ψ	2,000,000	2,019,596
UBS Group 144A 2.095% 2/11/32 #, μ	1,500,000	1,314,349
UniCredit
144A 2.569% 9/22/26 #, μ	2,200,000	2,035,056
144A 5.459% 6/30/35 #, μ	1,000,000	957,409
US Bancorp
2.215% 1/27/28 μ	115,000	109,978
2.677% 1/27/33 μ	115,000	109,458
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
3.526% 3/24/28 μ	85,000	$ 84,897
3.90% 3/15/26 μ, ψ	1,300,000	1,246,927
		56,626,094
Basic Industry — 0.76%
Glencore Funding
144A 1.625% 9/1/25 #	659,000	616,936
144A 2.50% 9/1/30 #	1,537,000	1,377,619

Newmont 2.60% 7/15/32	75,000	69,094
Orbia Advance 144A 1.875% 5/11/26 #	1,600,000	1,501,632
Suzano Austria 2.50% 9/15/28	600,000	542,595
Teck Resources 3.90% 7/15/30	1,000,000	1,000,119
		5,107,995
Capital Goods — 0.65%
Aeropuerto Internacional de Tocumen 144A 4.00% 8/11/41 #, Σ	1,000,000	910,586
Boeing
4.875% 5/1/25	1,083,000	1,118,331
5.15% 5/1/30	758,000	809,542
5.805% 5/1/50	429,000	496,894

Standard Industries 144A 4.375% 7/15/30 #	1,173,000	1,075,876
		4,411,229
Communications — 2.86%
Alibaba Group Holding 2.125% 2/9/31	2,000,000	1,741,685
Amazon.com
1.50% 6/3/30	654,000	586,039
2.50% 6/3/50	218,000	182,602

American Homes 4 Rent 3.625% 4/15/32	85,000	82,889
AT&T
2.25% 2/1/32 *	1,500,000	1,332,349
3.65% 6/1/51	2,653,000	2,422,488

Charter Communications Operating 3.85% 4/1/61	135,000	108,959
Comcast 1.50% 2/15/31 *	2,000,000	1,745,041
Empresa Nacional de Telecomunicaciones 144A 3.05% 9/14/32 #	1,000,000	909,075
Expedia Group 3.80% 2/15/28	1,000,000	996,618
Genm Capital Labuan 144A 3.882% 4/19/31 #	2,000,000	1,745,404

2    NQ-IV090 [3/22] 5/22 (2218497)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Magallanes
144A 3.755% 3/15/27 #	310,000	$ 309,953
144A 4.054% 3/15/29 #	45,000	45,275
144A 4.279% 3/15/32 #	45,000	45,256
144A 5.141% 3/15/52 #	175,000	179,457

Meituan 144A 2.125% 10/28/25 #, *	2,439,000	2,169,756
Prosus 144A 3.832% 2/8/51 #	2,500,000	1,828,133
Rogers Communications
144A 3.80% 3/15/32 #	90,000	89,416
144A 4.55% 3/15/52 #	90,000	89,736
Verizon Communications
1.50% 9/18/30	3,000,000	2,609,030
3.875% 3/1/52 *	135,000	136,060
		19,355,221
Consumer Cyclical — 2.57%
7-Eleven 144A 1.30% 2/10/28 #	2,000,000	1,754,193
Alimentation Couche-Tard 144A 2.95% 1/25/30 #, *	3,000,000	2,866,159
Aptiv 3.25% 3/1/32 *	45,000	42,708
AutoNation 3.85% 3/1/32	90,000	87,250
Carnival 144A 4.00% 8/1/28 #	550,000	512,218
Dollar General 3.50% 4/3/30	2,000,000	1,992,590
General Motors Financial 3.10% 1/12/32 *	50,000	45,002
Genting New York 144A 3.30% 2/15/26 #	1,250,000	1,183,857
Home Depot 1.875% 9/15/31	1,000,000	895,038
Lowe's 4.25% 4/1/52	110,000	113,952
MGM Resorts International 4.75% 10/15/28 *	1,127,000	1,091,967
Nissan Motor
144A 4.345% 9/17/27 #	978,000	965,509
144A 4.81% 9/17/30 #	1,098,000	1,090,765

PVH 4.625% 7/10/25	2,000,000	2,042,530
Ross Stores 1.875% 4/15/31 *	1,500,000	1,306,403
Sands China 144A 2.55% 3/8/27 #	1,000,000	873,500
VF 2.80% 4/23/27 *	500,000	491,942
		17,355,583
Consumer Non-Cyclical — 1.55%
AbbVie 3.20% 11/21/29	2,000,000	1,978,361
Altria Group 3.70% 2/4/51	3,000,000	2,433,813
Anheuser-Busch InBev Worldwide 3.50% 6/1/30	430,000	436,639
Bristol-Myers Squibb 3.70% 3/15/52	70,000	70,561
CVS Health 1.30% 8/21/27	2,000,000	1,822,169
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Fresenius Medical Care US Finance III 144A 1.875% 12/1/26 #	1,500,000	$ 1,390,042
HCA 144A 3.125% 3/15/27 #	70,000	68,507
JBS USA LUX 144A 3.00% 2/2/29 #	225,000	208,581
Nestle Holdings 144A 1.875% 9/14/31 #, *	1,000,000	901,702
New Cotai 144A 4.896%	3,642,397	637,419
Transurban Finance 144A 2.45% 3/16/31 #	611,000	542,663
		10,490,457
Electric — 1.18%
Chile Electricity 144A 0.00% 1/25/28 #, ^	1,000,000	756,725
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	1,000,000	879,180
Eversource Energy 2.90% 3/1/27	135,000	132,512
FEL Energy VI 144A 5.75% 12/1/40 #	1,929,625	1,735,515
Fells Point Funding Trust 144A 3.046% 1/31/27 #	115,000	110,430
NextEra Energy Capital Holdings 3.00% 1/15/52	170,000	145,557
NRG Energy
144A 2.00% 12/2/25 #	1,100,000	1,035,668
144A 2.45% 12/2/27 #	110,000	101,651

Pacific Gas and Electric 3.00% 6/15/28	1,154,000	1,075,705
Virginia Electric and Power 2.45% 12/15/50	2,500,000	2,006,903
		7,979,846
Energy — 2.33%
BP Capital Markets America 2.721% 1/12/32	215,000	202,596
ConocoPhillips 3.80% 3/15/52	225,000	229,499
Continental Resources 4.375% 1/15/28	635,000	644,728
Diamondback Energy 4.25% 3/15/52	45,000	44,590
Empresa Nacional del Petroleo 144A 3.45% 9/16/31 #	1,000,000	918,545
Galaxy Pipeline Assets Bidco
144A 2.16% 3/31/34 #	2,000,000	1,846,582
144A 2.625% 3/31/36 #	1,500,000	1,348,620

Harvest Operations 144A 1.00% 4/26/24 #	1,000,000	960,773
Petroleos del Peru 144A 5.625% 6/19/47 #	2,000,000	1,683,800
Petronas Capital 144A 3.50% 4/21/30 #	432,000	440,478

NQ-IV090 [3/22] 5/22 (2218497)    3

Schedule of investments
Delaware Ivy VIP Asset Strategy (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Qatar Energy 144A 3.125% 7/12/41 #	1,000,000	$ 912,346
Santos Finance 144A 3.649% 4/29/31 #	1,000,000	935,431
Saudi Arabian Oil
144A 1.625% 11/24/25 #	940,000	893,145
144A 2.25% 11/24/30 #	1,210,000	1,112,043

Valero Energy 2.15% 9/15/27	2,102,000	1,969,468
Williams 5.10% 9/15/45	1,500,000	1,629,710
		15,772,354
Financials — 2.22%
AerCap Ireland Capital DAC 2.45% 10/29/26	2,500,000	2,315,897
AIA Group
144A 3.20% 9/16/40 #, Σ	1,098,000	977,022
144A 3.375% 4/7/30 #, Σ	540,000	537,546

Air Lease 2.875% 1/15/32	440,000	394,480
Aircastle 144A 5.25% 8/11/25 #, Σ	1,466,000	1,494,674
Ares Capital 2.15% 7/15/26	2,000,000	1,810,231
Avolon Holdings Funding 144A 2.75% 2/21/28 #	2,500,000	2,227,575
Brown & Brown 4.95% 3/17/52	130,000	139,196
Citadel Finance 144A 3.375% 3/9/26 #	2,500,000	2,388,104
LSEGA Financing 144A 1.375% 4/6/26 #	2,000,000	1,843,077
Temasek Financial I 144A 1.625% 8/2/31 #	1,000,000	893,657
		15,021,459
Technology — 1.61%
Apple
2.40% 8/20/50	878,000	726,714
2.65% 2/8/51	2,000,000	1,730,795

Autodesk 2.40% 12/15/31	165,000	147,401
Baidu 1.72% 4/9/26 Ω	1,970,000	1,817,734
Broadcom 144A 1.95% 2/15/28 #	1,500,000	1,354,366
CDW 3.276% 12/1/28	90,000	84,940
Iron Mountain 144A 5.25% 7/15/30 #	290,000	284,594
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	895,000	840,401
Leidos 3.625% 5/15/25	326,000	326,308
PayPal Holdings 2.30% 6/1/30 *	2,000,000	1,864,416
TSMC Global 144A 1.375% 9/28/30 #	1,318,000	1,123,132
VMware 3.90% 8/21/27	500,000	507,350
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Workday
3.50% 4/1/27	20,000	$ 20,008
3.70% 4/1/29	45,000	45,141
3.80% 4/1/32	45,000	44,970
		10,918,270
Transportation — 0.63%
British Airways 2020-1 Class A Pass Through Trust 144A 4.25% 5/15/34 #	225,977	225,747
Southwest Airlines 5.25% 5/4/25	2,042,000	2,146,127
Union Pacific
2.80% 2/14/32 *	90,000	86,522
3.375% 2/14/42	25,000	24,215
3.50% 2/14/53	45,000	44,160

United Airlines Pass Through Trust 4.875% 7/15/27	1,728,000	1,705,444
		4,232,215
Total Corporate Bonds (cost $185,740,076)		167,270,723

Non-Agency Commercial Mortgage-Backed Security — 0.01%
Merrill Lynch Mortgage Investors Trust Series 1998-C1 F 6.25% 11/15/26 •	95,310	95,974
Total Non-Agency Commercial Mortgage-Backed Security (cost $96,010)		95,974

Sovereign Bonds — 0.62%
Hong Kong — 0.26%
Airport Authority 144A 1.625% 2/4/31 #	2,000,000	1,737,850
		1,737,850
Mexico — 0.22%
Mexico Government International Bond 5.00% 4/27/51	1,500,000	1,520,535
		1,520,535
Peru — 0.14%
Peruvian Government International Bond 3.00% 1/15/34	1,000,000	934,660
		934,660
Total Sovereign Bonds (cost $4,726,145)		4,193,045

Supranational Bank — 0.14%
Africa Finance 144A 2.875% 4/28/28 #	1,000,000	925,320

4    NQ-IV090 [3/22] 5/22 (2218497)

(Unaudited)
Principal amount°	Value (US $)

Supranational Bank (continued)
Total Supranational Bank (cost $993,571)	925,320
	Number of shares
Common Stocks — 61.63%
Communication Services — 5.83%
Alphabet Class A †	5,570	$ 15,492,119
Baidu ADR †	28,867	3,819,104
Deutsche Telekom	409,556	7,627,624
Frontier Communications Parent †	199,077	5,508,461
Pinterest Class A †	82,725	2,035,862
Tencent Holdings	36,100	1,664,006
T-Mobile US †	25,345	3,253,031
		39,400,207
Consumer Cyclical — 0.00%
New Cotai †	26	0
		0
Consumer Discretionary — 8.04%
adidas AG	11,939	2,782,098
Amazon.com †	4,973	16,211,731
Aptiv †	53,593	6,415,618
Darden Restaurants	64,954	8,635,634
Ferrari	19,360	4,217,764
JD.com ADR *, †	78,183	4,524,450
LVMH Moet Hennessy Louis Vuitton	4,336	3,095,034
Skechers USA Class A †	152,862	6,230,655
Subaru	141,131	2,241,583
		54,354,567
Consumer Staples — 3.55%
Casey's General Stores	16,440	3,257,915
China Mengniu Dairy †	846,313	4,537,424
HelloFresh †	80,819	3,627,460
Procter & Gamble	44,995	6,875,236
Unilever	126,524	5,744,543
		24,042,578
Energy — 3.87%
Canadian Natural Resources	196,333	12,168,719
ConocoPhillips	96,686	9,668,600
Reliance Industries	124,899	4,319,954
		26,157,273
Financials — 9.53%
AGNC Investment	453,172	5,936,553
AIA Group	398,886	4,165,122
BNP Paribas	95,649	5,465,831
First Republic Bank	40,706	6,598,443
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Goldman Sachs Group	6,211	$ 2,050,251
ICICI Bank	328,225	3,130,603
Intercontinental Exchange	36,635	4,840,216
Mastercard Class A	25,292	9,038,855
Morgan Stanley	55,251	4,828,937
ORIX	500,997	9,986,152
State Bank of India	525,301	3,393,890
UniCredit	460,940	4,972,506
		64,407,359
Healthcare — 8.50%
Abbott Laboratories	41,257	4,883,179
Anthem	16,924	8,313,407
AstraZeneca	41,940	5,561,791
Eli Lilly & Co.	27,714	7,936,458
Genmab †	16,615	6,000,560
Regeneron Pharmaceuticals †	14,237	9,943,406
Thermo Fisher Scientific	15,462	9,132,630
Zimmer Biomet Holdings	43,686	5,587,439
Zimvie †	4,390	100,268
		57,459,138
Industrials — 9.39%
Airbus †	78,546	9,478,028
Ferguson	54,886	7,435,949
Ingersoll Rand	205,994	10,371,798
Larsen & Toubro	285,029	6,610,033
Raytheon Technologies	67,661	6,703,175
Schneider Electric	38,339	6,436,749
Union Pacific	41,399	11,310,621
Vinci	50,276	5,136,833
		63,483,186
Information Technology — 12.12%
Adobe †	4,881	2,223,881
Ambarella †	59,911	6,285,862
Apple	42,078	7,347,240
Autodesk †	20,076	4,303,291
Infineon Technologies	157,953	5,343,556
Intuit	20,384	9,801,443
Microsoft	65,037	20,051,557
Monolithic Power Systems	5,599	2,719,322
Samsung Electronics	131,061	7,499,701
Taiwan Semiconductor Manufacturing	513,450	10,532,667
VeriSign †	26,349	5,861,599
		81,970,119
Materials — 0.63%
Barrick Gold	172,778	4,238,244
		4,238,244

NQ-IV090 [3/22] 5/22 (2218497)    5

Schedule of investments
Delaware Ivy VIP Asset Strategy (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 0.17%
RWE	27,339	$ 1,190,409
		1,190,409
Total Common Stocks (cost $349,155,504)		416,703,080

Preferred Stock — 0.64%
Volkswagen 3.05%	25,184	4,327,904
Total Preferred Stock (cost $4,965,798)		4,327,904

Affiliated Mutual Funds — 4.79%
VIP ASF GOLD CFC	19,794	32,396,848
VIP ASF III (SBP),	9,104	15,295
Total Affiliated Mutual Funds (cost $46,610,733)		32,412,143

Short-Term Investments — 1.28%
Money Market Mutual Fund — 1.28%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	8,680,629	8,680,629
Total Short-Term Investments (cost $8,680,629)		8,680,629

Total Value of Securities Before Securities Lending Collateral—99.84% (cost $644,852,485)		675,082,590

Securities Lending Collateral — 0.69%
Money Market Mutual Fund — 0.69%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	4,642,267	4,642,267
Total Securities Lending Collateral (cost $4,642,267)		4,642,267

Total Value of Securities—100.53% (cost $649,494,752)		679,724,857■
Obligation to Return Securities Lending Collateral — (0.69%)		(4,642,269)
Value (US $)

Receivables and Other Assets Net of Liabilities — 0.15%	1,025,468
Net Assets Applicable to 70,764,677 Shares Outstanding—100.00%	$676,108,056
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $94,569,288, which represents 14.08% of the Fund's net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
ω	Perpetual security with no stated maturity date.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
†	Non-income producing security.
■	Includes $16,964,565 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $12,939,218.

The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	GBP	(3,234,943)	USD	4,247,804	4/1/22	$—	$(1,740)

6    NQ-IV090 [3/22] 5/22 (2218497)

(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
52	US Treasury 5 yr Notes	$5,963,750	$6,189,704	6/30/22	$(225,954)	$7,312
The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excessof the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNP – BNP Paribas
BNYM – Bank of New York Mellon
CFC – Cooperative Finance Corporation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMICs – Real Estate Mortgage Investment Conduits
S.F. – Single Family
yr – Year
Summary of currencies:
GBP – British Pound Sterling
USD – US Dollar
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